Note 4 - Investment in Marketable Securities (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Note 4 - Investment in Marketable Securities (Details) [Line Items]
Proceeds from Principal Repayments on Loans and Leases Held-for-investment (in Dollars)			$ 996,148	$ 890,470
Marketable Securities Estimated Yield	2.00%		2.00%	2.00%
Marketable Securities, Contractual Maturities			30 years	30 years
Marketable Securities Adjusted Duration	4 years		4 years	4 years
Proceeds from Sale and Maturity of Marketable Securities (in Dollars)	$ 447,731	$ 865,941	$ 996,148	$ 890,470
Minimum [Member]
Note 4 - Investment in Marketable Securities (Details) [Line Items]
Marketable Securities, Contractual Maturities	15 years		15 years
Maximum [Member]
Note 4 - Investment in Marketable Securities (Details) [Line Items]
Marketable Securities, Contractual Maturities	30 years		30 years